Segmented information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented information
Segmented information:
The Company’s operations consist of the production and sale of methanol, which constitutes a single operating segment.
During the years ended December 31, 2019 and 2018, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2019	$998,302	$634,647	$581,631	$320,394	$307,706	$145,386	$295,448	$3,283,514
	30%	19%	18%	11%	9%	4%	9%	100%
2018	$1,228,239	$933,981	$813,558	$489,609	$392,519	$188,500	$436,296	$4,482,702
(As restated - note 25)	27%	21%	18%	11%	9%	4%	10%	100%

As at December 31, 2019 and 2018, the net book value of property, plant and equipment by country was as follows:

Property, plant and equipment[1]	United States	Egypt	New Zealand	Trinidad	Canada	Chile	WFS	Other	TOTAL
December 31, 2019	$1,548,165	$657,961	$282,493	$146,273	$127,075	$145,892	$602,344	$65,992	$3,576,195
December 31, 2018	$1,407,693	$680,730	$314,281	$142,045	$126,488	$132,494	$207,840	$13,524	$3,025,095
Adjustments due to IFRS 16	48,029	14,551	1,070	849	—	9,687	282,854	53,629	410,669
January 1, 2019	$1,455,722	$695,281	$315,351	$142,894	$126,488	$142,181	$490,694	$67,153	$3,435,764

[1] Includes impact of IFRS 16.